Shareholder Fees	Nov. 01, 2021 USD ($)
VictoryShares International High Div Volatility Wtd ETF | VictoryShares International High Div Volatility Wtd ETF
Shareholder Fees:
Shareholder Fees (paid directly from your investment)	none